Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Balance, beginning of year	$ 49,591
Debt repayment	(50,000)	$ (92,860)
Balance, end of year	0	49,591
Less: current portion	0	(13,393)
Long-term debt	0	36,198
Term Facility
Disclosure of detailed information about borrowings [line items]
Balance, beginning of year	49,591	0
Drawdown	0	50,000
Transaction costs	0	(417)
Accretion	409	8
Interest expense	1,030	354
Interest payments	(1,030)	(354)
Debt repayment	$ (50,000)	0
Balance, end of year		$ 49,591